CONDENSED CONSOLIDATED INTERIM STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY - USD ($)	Contributed surplus	Non-controlling interests	Foreign exchange translation reserve	Accumulated deficit	Class A shares	Class B shares	Warrants	Class A shares to be issued	Total
Balance at Dec. 31, 2024	$ 31,072,543	$ (1,040,306)	$ 50,795	$ (172,110,884)	$ 151,701	$ 150,318,624	$ 1,997,759		$ 10,440,232
Balance (in Shares) at Dec. 31, 2024					12	2,299,502	210,370
Shares issued - convertible debt						$ 8,192,245			8,192,245
Shares issued - convertible debt (in Shares)						984,792
Shares issued								$ 439	439
Shares issued (in Shares)								12
Shares for debt						$ 490,971			490,971
Shares for debt (in Shares)						47,785
Warrants issued (in Shares)							346,806
Warrants expired	968,979						$ (968,979)
Warrants expired (in Shares)							(77,191)
Exercise of warrants						$ 9,126,182			9,126,182
Exercise of warrants (in Shares)						354,730	(426,806)
Share-based payments	2,137,050								2,137,050
Exercise of RSUs	(515,625)					$ 515,625			0
Exercise of RSUs (in Shares)						92,690
Exercise of options	(84,358)					$ 232,444			148,086
Exercise of options (in Shares)						37,192
Comprehensive loss for the period		(104,989)	225,351	(23,148,819)					(23,028,457)
Balance at Sep. 30, 2025	33,578,589	(1,145,295)	276,146	(195,259,703)	$ 151,701	$ 168,876,091	$ 1,028,780	$ 439	7,506,748
Balance (in Shares) at Sep. 30, 2025					12	3,816,691	53,179	12
Balance at Dec. 31, 2025	35,405,812	(1,821,860)	91,533	(198,286,170)	$ 152,247	$ 169,551,044	$ 10,009		5,102,615
Balance (in Shares) at Dec. 31, 2025					42	3,887,729	32
Shares issued - convertible debt						$ 6,004,952			6,004,952
Shares issued - convertible debt (in Shares)						1,086,108
Shares issued						$ 10,348,726			$ 10,348,726
Shares issued (in Shares)						2,815,674			2,815,674
Shares for debt						$ 927,479			$ 927,479
Shares for debt (in Shares)						401,405
Warrants issued (in Shares)							1,249,984
Warrants expired	10,009						$ (10,009)
Warrants expired (in Shares)							(32)
Exercise of warrants						$ 3,239,724			3,239,724
Exercise of warrants (in Shares)						352,549	(529,994)
Share-based payments	1,529,979								1,529,979
Exercise of RSUs	(1,566,720)					$ 1,458,141			(108,579)
Exercise of RSUs (in Shares)						44,415
Comprehensive loss for the period		(210,425)	47,129	(17,110,354)					(17,273,650)
Balance at Sep. 30, 2026	$ 35,379,080	$ (2,032,285)	$ 138,662	$ (215,396,524)	$ 152,247	$ 191,530,066			$ 9,771,246
Balance (in Shares) at Sep. 30, 2026					42	8,587,880	719,990